Consolidated cash flow statement (Parenthetical) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of cash flows [abstract]
Interest received	£ 35,835	£ 38,212	£ 35,089
Interest paid	21,517	25,287	20,303
Dividends received	0	3	0
Balances with banks and other regulatory authorities	£ 3,007	£ 2,945	£ 3,758